Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2016	Oct. 31, 2015	Jan. 31, 2016	Jan. 31, 2015
Income Statement [Abstract]
Revenues
Expenses:
Geological and geophysical costs	25,707	44,377	70,489	80,006	134,511	173,057
Salaries and benefits	89,715	101,215	262,268	247,242	318,426	293,096
Public relations	3,353	29,076	19,931	36,913	43,787	136,453
Depreciation	1,277	6,416	4,420	19,012	22,509	27,324
Legal		23,525	47,154	70,026	80,521	79,117
Professional services	22,750	27,104	75,094	57,798	74,329	89,785
General and administrative	64,740	48,274	175,318	139,079	178,464	223,128
Travel	1,598	3,735	6,027	7,284	10,485	24,824
Net operating expenses	209,140	283,722	660,701	657,360	863,032	1,046,784
Loss from operations	(209,140)	(283,722)	(660,701)	(657,360)	(863,032)	(1,046,784)
Other income (expense):
Interest income				1	1	5
Interest expense	(76,544)	(110,888)	(281,453)	(703,346)	(676,495)	(643,430)
Gain on settlement of debt				72,308	72,308	5,322,943
Gain (loss) on change in fair value of derivative liability	17,408	(13,233)	(184,793)	70,766	(102,444)	482,697
Total other expense	(59,136)	(124,121)	(466,246)	(560,271)	(706,630)	5,162,215
Net loss	$ (268,276)	$ (407,843)	$ (1,126,947)	$ (1,217,631)	$ (1,569,662)	$ 4,115,431
Basic net loss per share of common stock	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ 0
Diluted net loss per share of common stock	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ 0
Basic weighted average number of shares of common stock outstanding	1,841,867,754	1,382,733,547	1,713,653,064	1,166,824,752	1,262,841,472	884,138,341
Diluted weighted average number of shares of common stock outstanding	1,841,867,754	1,382,733,547	1,713,653,064	1,166,824,752	1,262,841,472	1,004,926,936